Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating activities of continuing operations (CHF million)
Net income	2,414	857
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	663	611
Provision for credit losses	37	32
Deferred tax provision/(benefit)	616	(65)
Share of net income/(loss) from equity method investments	139	49
Trading assets and liabilities, net	13,675	(13,363)
(Increase)/decrease in other assets	(22,959)	(6,377)
Increase/(decrease) in other liabilities	22,179	6,659
Other, net	(2,187)	1,554
Total adjustments	12,163	(10,900)
Net cash provided by/(used in) operating activities of continuing operations	14,577	(10,043)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1,559	(269)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,007	10,355
Purchase of investment securities	(212)	(25)
Proceeds from sale of investment securities	36	339
Maturities of investment securities	39	106
Investments in subsidiaries and other investments	(639)	(615)
Proceeds from sale of other investments	1,348	1,056
(Increase)/decrease in loans	(1,774)	(5,385)
Proceeds from sale of loans	484	522
Capital expenditures for premises and equipment and other intangible assets	(436)	(664)
Proceeds from sale of premises and equipment and other intangible assets	8	8
Other, net	(2)	2,031
Net cash provided by/(used in) investing activities of continuing operations	14,418	7,459
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	14,821	(3,007)
Increase/(decrease) in short-term borrowings	5,896	(7,814)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,364)	11,587
Issuances of long-term debt	17,017	18,994
Repayments of long-term debt	(33,087)	(27,439)
Dividends paid/capital repayments	(147)	(176)
Excess tax benefits related to share-based compensation	0	14
Other, net	(1,094)	(850)
Net cash provided by/(used in) financing activities of continuing operations	(33,958)	(8,691)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	1,116	(199)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(3,847)	(11,474)
Cash and due from banks at beginning of period	61,376	111,224
Cash and due from banks at end of period	57,529	99,750
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	439	478
Cash paid for interest	6,436	8,538
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	0	2,418
Fair value of liabilities assumed	0	2,418